Supplemental Equity and Comprehensive Income Information (Detail 2) (USD $) In Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accumulated Other Comprehensive Income (Loss) Attributable to 3M
Cumulative translation adjustment	$ 374				$ 122				$ 374	$ 122
Defined benefit pension and postretirement plans adjustment	(3,879)				(3,831)				(3,879)	(3,831)
Debt and equity securities, unrealized gain (loss)	(6)				(9)				(6)	(9)
Cash flow hedging instruments, unrealized gain (loss)	(32)				(36)				(32)	(36)
Total accumulated other comprehensive income (loss)	(3,543)				(3,754)				(3,543)	(3,754)
Components of Comprehensive Income (Loss) Attributable to 3M
Net income attributable to 3M	928	1,106	1,121	930	935	957	783	518	4,085	3,193	3,460
Total Comprehensive income (loss) attributable to 3M									4,257	3,100	561
3M Company Shareholders
Accumulated Other Comprehensive Income (Loss) Attributable to 3M
Cumulative translation adjustment	374				122				374	122
Defined benefit pension and postretirement plans adjustment	(3,879)				(3,831)				(3,879)	(3,831)
Debt and equity securities, unrealized gain (loss)	(6)				(9)				(6)	(9)
Cash flow hedging instruments, unrealized gain (loss)	(32)				(36)				(32)	(36)
Total accumulated other comprehensive income (loss)	(3,543)				(3,754)				(3,543)	(3,754)
Components of Comprehensive Income (Loss) Attributable to 3M
Net income attributable to 3M									4,085	3,193	3,460
Cumulative translation									213	288	(920)
Tax effect									(8)	(2)	32
Cumulative translation - net of tax									205	286	(888)
Defined benefit pension and postretirement plans adjustment									(68)	(442)	(3,258)
Tax effect									28	133	1,186
Defined benefit pension and postretirement plans adjustment - net of tax									(40)	(309)	(2,072)
Debt and equity securities, unrealized gain (loss)									5	17	(18)
Tax effect									(2)	(7)	7
Debt and equity securities, unrealized gain (loss) - net of tax									3	10	(11)
Cash flow hedging instruments, unrealized gain (loss)									6	(130)	124
Tax effect									(2)	50	(52)
Cash flow hedging instruments, unrealized gain (loss) - net of tax									4	(80)	72
Total Comprehensive income (loss) attributable to 3M									4,257	3,100	561
Reclassification to earnings from accumulated other comprehensive income to pension and postretirement expense in the income statement, before tax									306	141	79
Reclassification to earnings from accumulated other comprehensive income to pension and postretirement expense in the income statement, after tax									197	92	52
Reclassification to earnings from accumulated other comprehensive income to loss on debt and equity securities in the income statement, before tax										2	6
Total Comprehensive income (loss) attributable to 3M									$ 4,257	$ 3,100	$ 561